UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02575

Morgan Stanley Liquid Asset Fund Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York        10036

(Address of principal executive offices)        (Zip code)

Kevin Klingert

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  201-830-8894

Date of fiscal year end:  August 31, 2013

Date of reporting period:  May 31, 2013

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE			MATURITY DATE	VALUE

	Repurchase Agreements (35.6%)
$ 175,000	ABN Amro Securities LLC, (dated 05/31/13; proceeds $175,001,313; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 1.00% - 5.00% due 07/28/17 - 05/01/41; Federal National Mortgage Association 0.88% - 5.50% due 08/28/17 - 05/01/42; valued at $180,097,543)	0.09	%		06/03/13	$175,000,000
50,500	Bank of Montreal, (dated 05/31/13; proceeds $50,500,687; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank 0.65% - 0.90% due 08/22/16 - 10/23/17; Federal Home Loan Mortgage Corporation 2.35% due 01/11/23; valued at $51,484,970)	0.07			06/07/13	50,500,000
49,500	Bank of Montreal, (dated 05/13/13; proceeds $49,504,950; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% - 6.50% due 04/01/23 - 04/01/41; Federal National Mortgage Association 2.50% - 6.10% due 08/01/22 - 08/01/42; valued at $50,985,000) (Demand 06/07/13)	0.12	(a	)	06/12/13	49,500,000
180,000	Bank of Nova Scotia, (dated 05/31/13; proceeds $180,001,350; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.50% - 6.00% due 05/01/41 - 12/01/42; Government National Mortgage Association 5.00% due 04/20/41; valued at $185,694,860)	0.09			06/03/13	180,000,000
130,000	Bank of Nova Scotia, (dated 01/07/13; proceeds $130,247,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 4.50% due 08/01/26 - 01/01/43; Federal National Mortgage Association 2.50% - 4.50% due 04/01/26 - 05/01/43; valued at $133,861,467) (Demand 06/07/13)	0.19	(a	)	01/02/14	130,000,000
35,000	Bank of Nova Scotia, (dated 03/06/13; proceeds $35,070,583; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 3.50% due 07/01/27 - 09/01/42; Federal National Mortgage Association 2.50% - 5.00% due 09/01/27 - 05/01/43; valued at $36,170,362) (Demand 06/07/13)	0.20	(a	)	03/04/14	35,000,000
105,000	Bank of Nova Scotia, (dated 03/15/13; proceeds $105,210,000; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.00% due 08/01/26; Federal National Mortgage Association 2.50% - 4.50% due 02/01/28 - 05/01/43; valued at $108,258,890) (Demand 06/07/13)	0.20	(a	)	03/10/14	105,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited) continued

$ 110,000	BMO Capital Markets Corp., (dated 05/31/13; proceeds $110,000,917; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 3.00% - 5.50% due 09/01/25 - 11/01/42; and by a U.S. Government Obligation; U.S. Treasury Bill Zero Coupon due 11/14/13; valued at $113,232,009)	0.10			%	06/03/13	$110,000,000
109,032	BNP Paribas Securities Corp., (dated 05/31/13; proceeds $109,032,818; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 2.00% - 7.00% due 02/20/26 - 02/15/55; valued at $112,302,960)	0.09				06/03/13	109,032,000
75,000	BNP Paribas Securities Corp., (dated 02/20/13; proceeds $75,052,771; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.63% - 7.00% due 02/01/16 - 01/01/43; Federal National Mortgage Association 2.50% - 6.50% due 06/01/15 - 04/01/43; Government National Mortgage Association 3.00% - 3.50% due 01/20/41 - 07/20/42; valued at $77,250,000) (Demand 06/07/13)	0.17	(a	)		07/19/13	75,000,000
100,000	BNP Paribas Securities Corp., (dated 01/08/13; proceeds $100,090,500; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.12% - 6.50% due 01/01/20 - 05/01/43; Federal National Mortgage Association 2.05% - 7.00% due 05/01/19 - 04/01/43; Government National Mortgage Association 1.63% - 4.00% due 12/20/33 - 05/20/41; valued at $103,000,000) (Demand 06/07/13)	0.18	(a	)		07/08/13	100,000,000
35,000	BNP Paribas Securities Corp., (dated 12/06/12; proceeds $35,035,194; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 4.50% due 08/20/21 - 02/20/43; valued at $36,050,000)	0.20				06/05/13	35,000,000
40,000	BNP Paribas Securities Corp., (dated 12/04/12; proceeds $40,041,228; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 1.63% - 4.50% due 01/20/22 - 09/20/42; valued at $41,200,001)	0.21				06/03/13	40,000,000
230,000	Credit Agricole Corp., (dated 05/31/13; proceeds $230,001,725; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.50% - 5.00% due 04/01/28 - 04/01/43; valued at $236,859,466)	0.09				06/03/13	230,000,000
50,000	Deutsche Bank Securities, Inc., (dated 05/30/13; proceeds $50,000,583; fully collateralized by U.S. Government Agencies; Government National Mortgage Association 3.50% due 01/20/43 - 05/20/43; valued at $51,442,276)	0.06				06/06/13	50,000,000
75,000	ING Financial Markets LLC, (dated 05/31/13; proceeds $75,000,563; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 2.31% - 5.00% due 11/01/27 - 01/01/43; valued at $77,252,106)	0.09				06/03/13	75,000,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited) continued

$ 150,000	Merrill Lynch Pierce Fenner & Smith, (dated 04/10/13; proceeds $150,045,500; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.75% - 1.38% due 02/28/18 - 12/31/18; valued at $153,174,515) (Demand 06/07/13)	0.12	(a	)%	07/10/13	$150,000,000
62,000	Merrill Lynch Pierce Fenner & Smith, (dated 04/10/13; proceeds $62,034,169; fully collateralized by a U.S. Government Obligation; U.S. Treasury Bond 6.00% due 02/15/26; valued at $63,282,343) (Demand 06/07/13)	0.16	(a	)	08/12/13	62,000,000
180,000

Merrill Lynch Pierce Fenner & Smith, (dated 03/01/13; proceeds $180,186,000; fully collateralized by U.S. Government Agencies; Federal Farm Credit Bank Zero Coupon - 2.17% due 02/05/14 - 05/02/22; Federal Home Loan Bank 0.15% - 5.38% due 01/23/14 - 08/15/24; Federal Home Loan Mortgage Corporation 0.10% - 5.50% due 08/01/13 - 02/25/28; Federal Home Loan Mortgage Corporation Strip Zero Coupon due 09/15/29; Federal National Mortgage Association Zero Coupon - 6.63% due 07/28/15 - 07/15/37; Federal National Mortgage Association Discount Note Zero Coupon due 06/03/13 - 09/03/13; Federal National Mortgage Association Strip Zero Coupon due 07/15/21 - 07/15/37; valued at $183,600,292) (Demand 06/07/13)

		0.20	(a	)	09/03/13	180,000,000
125,000	Mizuho Securities USA, Inc., (dated 05/29/13; proceeds $125,002,188; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 2.50% - 3.50% due 11/01/27 - 12/01/27; Federal National Mortgage Association 2.50% - 3.50% due 10/01/27 - 12/01/27; Government National Mortgage Association 4.50% - 5.00% due 08/15/39; and by a U.S. Government Obligation; U.S. Treasury Note 2.25% due 05/31/14; valued at $128,822,921)	0.09			06/05/13	125,000,000
230,000	Mizuho Securities USA, Inc., (dated 05/31/13; proceeds $230,002,300; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 4.50% due 09/01/41; Federal National Mortgage Association 3.50% due 01/01/43; Government National Mortgage Association 2.48% - 5.00% due 06/20/27 - 03/15/54; valued at $237,372,392)	0.12			06/03/13	230,000,000
225,000	RBC Capital Markets LLC, (dated 05/31/13; proceeds $225,001,688; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.50% due 10/01/42; Federal National Mortgage Association 4.00% due 12/01/41; valued at $231,426,320)	0.09			06/03/13	225,000,000
285,000	RBC Capital Markets LLC, (dated 04/01/13; proceeds $285,202,825; fully collateralized by U.S. Government Agencies; Federal Home Loan Mortgage Corporation 3.00% due 04/01/27 - 10/01/42; Federal National Mortgage Association 2.50% - 4.00% due 08/01/26 - 05/01/43; valued at $293,607,419) (Demand 06/07/13)	0.14	(a	)	10/01/13	285,000,000
300,000	Wells Fargo Securities LLC, (dated 05/31/13; proceeds $300,002,500; fully collateralized by U.S. Government Agencies; Federal Home Loan Bank Discount Note Zero Coupon due 08/28/13 - 10/16/13; Federal Home Loan Mortgage Corporation 2.50% due 04/01/28; and by a U.S. Government Obligation; U.S. Treasury Note 1.00% due 01/15/14; valued at $305,839,248)	0.10			06/03/13	300,000,000
125,000	Wells Fargo Securities LLC, (dated 05/31/13; proceeds $125,001,042; fully collateralized by a U.S. Government Obligation; U.S. Treasury Note 0.25% due 11/30/14; valued at $128,000,000)	0.10			06/03/13	125,000,000

	Total Repurchase Agreements (Cost $3,231,032,000)					3,231,032,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited) continued

		COUPON RATE (a)		DEMAND DATE (b)
	Floating Rate Notes (27.4%)
	Domestic Banks (3.9%)
$ 220,000	JP Morgan Chase Bank NA	0.36	%	06/07/13	06/06/14	$220,000,000
138,000	Wells Fargo Bank NA	0.34		06/20/13	06/20/14	138,000,000

						358,000,000

	International Banks (23.5%)
69,000	ASB Finance Ltd. (c)	0.30		07/03/13	01/03/14	69,000,000
220,000	Bank of Nova Scotia	0.33 - 0.34		07/02/13 - 07/30/13	07/02/13 - 06/27/14	220,000,000
34,100	BNZ International Funding Ltd.	0.30		06/06/13	12/06/13	34,100,000
34,600	BNZ International Funding Ltd. (c)	0.30		06/09/13	12/09/13	34,600,000
140,000	Credit Suisse NY	0.25		06/24/13	08/29/13	140,000,000
388,400	National Australia Bank	0.27 - 0.28		07/11/13 - 08/09/13	08/09/13 - 10/11/13	388,400,000
215,000	Rabobank Nederland NY	0.33		09/24/13	03/24/14	215,000,000
334,000	Royal Bank of Canada	0.33 - 0.37		07/01/13 - 07/26/13	07/11/13 - 05/30/14	333,987,981
130,000	Svenska Handelsbanken AB (c)	0.29		06/17/13	11/15/13	130,000,000
332,500	Toronto Dominion Bank	0.28		06/13/13 - 07/26/13	07/26/13 - 10/21/13	332,500,000
141,000	Westpac Banking Corp. (c)	0.27		08/27/13	08/27/13	140,998,402
75,000	Westpac Banking Corp.	0.28		07/09/13	10/09/13	75,000,000
17,500	Westpac Securities NZ Ltd. (c)	0.25		06/18/13	07/18/13	17,499,100

						2,131,085,483

	Total Floating Rate Notes (Cost $2,489,085,483)					2,489,085,483

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Commercial Paper (19.5%)
	Automobile (0.1%)
10,000	Toyota Credit Canada, Inc.	0.06	%		06/07/13	9,999,900

	International Banks (19.4%)
123,300	KFW International Finance, Inc. (c)	0.20			07/08/13 - 07/10/13	123,273,785
282,000	Mizuho Funding LLC (c)	0.24 - 0.25			07/12/13 - 07/19/13	281,920,099
123,336	Nordea North America, Inc.	0.30 - 0.31			06/05/13 - 06/12/13	123,331,033
375,000	NRW Bank	0.12			06/04/13 - 06/05/13	374,995,528

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited) continued

$ 197,600	Oversea Chinese Banking Corporation	0.22 - 0.27	%		07/22/13 - 10/04/13	$197,459,148
201,300	Skandin Ens Banken AB (c)	0.30			11/01/13	201,043,342
165,500	Sumitomo Mitsui Banking Corp.	0.24			08/27/13	165,404,010
224,200	Svenska Handelsbanken AB (c)	0.25 - 0.26			06/28/13 - 07/12/13	224,147,117
66,000	UOB Funding LLC	0.22			07/10/13 - 07/16/13	65,983,323

						1,757,557,385

	Total Commercial Paper (Cost $1,767,557,285)					1,767,557,285

	Certificates of Deposit (12.2%)
	International Banks
75,000	Bank of Montreal	0.05			06/06/13	75,000,000
95,000	Credit Suisse NY	0.25			07/31/13	95,000,000
231,200	Deutsche Bank AG	0.35 - 0.37			10/30/13 - 11/26/13	231,200,000
445,000	Lloyds TSB Bank PLC	0.10			06/04/13 - 06/06/13	445,000,000
94,000	Skandin Ens Banken AB	0.30			11/07/13	93,997,927
96,000	Svenska Handelsbanken AB	0.31			06/05/13	96,000,053
70,000	Swedbank AB	0.09			06/04/13	70,000,000

	Total Certificates of Deposit (Cost $1,106,197,980)					1,106,197,980

		COUPON RATE (a)		DEMAND DATE (b)
	Tax-Exempt Instruments (4.2%)
	Weekly Variable Rate Bonds (2.6%)
22,000	California Statewide Communities Development Authority, Kaiser Permanente Ser 2009 C-2	0.10	%	06/07/13	04/01/46	22,000,000
24,875	Eastern Municipal Water District, CA, Water & Sewer Ser 2008 A COPs	0.10		06/07/13	07/01/30	24,875,000
9,805	Fremont, CA, Ser 2008 COPs	0.11		06/07/13	08/01/38	9,805,000
10,000	Indiana Finance Authority, Parkview Health System Ser 2009 B	0.13		06/07/13	11/01/39	10,000,000
40,800	Los Angeles Department of Water & Power, CA, Water System 2001 Ser B Subser B-1	0.09		06/07/13	07/01/35	40,800,000
18,700	Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Ser 2009 E	0.13		06/07/13	10/01/48	18,700,000
11,700	Nassau County Interim Finance Authority, NY, Sales Tax Ser 2008 A	0.11		06/07/13	11/15/25	11,700,000
	New York State Housing Finance Agency,
15,000	10 Barclay Street 2004 Ser A	0.11		06/07/13	11/15/37	15,000,000
20,000	Gotham West Housing Ser 2011 B (Taxable)	0.18		06/07/13	05/01/45	20,000,000
27,400	NGSP, Inc., Ser 2006	0.18		06/07/13	06/01/46	27,400,000
9,210	Pennsylvania Housing Finance Agency, Single Family Mortgage Ser 2004-82C (AMT)	0.12		06/07/13	10/01/34	9,210,000
10,000	Sacramento Transportation Authority, CA, Measure A Sales Tax Ser 2009 A	0.09		06/07/13	10/01/38	10,000,000
15,750	Wyoming Student Loan Corporation, Student Loan Senior Ser 2010 A-2	0.12		06/07/13	04/01/39	15,750,000

	Total Weekly Variable Rate Bonds (Cost $235,240,000)					235,240,000

Morgan Stanley Liquid Asset Fund Inc.

Portfolio of Investments ¡ May 31, 2013 (unaudited) continued

		COUPON RATE		YIELD TO MATURITY ON DATE OF PURCHASE

	Municipal Bond (1.6%)
$149,500	California, Ser 2012-13 A-2 RANs, dtd 08/23/12 (Cost $149,660,521)	2.50	%	0.43	%	06/20/13	$149,660,521

	Total Tax-Exempt Instruments (Cost $384,900,521)						384,900,521

		ANNUALIZED YIELD ON DATE OF PURCHASE
	Time Deposit (1.7%)
	Domestic Bank
150,000	US Bank Cayman Islands (Cost $150,000,000)	0.12	%			06/03/13	150,000,000

	Total Investments (Cost $9,128,773,269) (d)					100.6%	9,128,773,269
	Liabilities in Excess of Other Assets					(0.6)	(53,263,524)

	Net Assets					100.0%	$9,075,509,745

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
RANs	Revenue Anticipation Notes.
(a)	Rate shown is the rate in effect at May 31, 2013.
(b)	Date of next interest rate reset.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Cost is the same for federal income tax purposes.

Morgan Stanley Liquid Asset Fund Inc.

Notes to Portfolio of Investments ¡ May 31, 2013 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2013.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total

Assets:
Repurchase Agreements	$—	$3,231,032,000	$—	$3,231,032,000
Floating Rate Notes	—	2,489,085,483	—	2,489,085,483
Commercial Paper	—	1,767,557,285	—	1,767,557,285
Certificates of Deposit	—	1,106,197,980	—	1,106,197,980
Tax-Exempt Instruments
Weekly Variable Rate Bonds	—	235,240,000	—	235,240,000
Municipal Bond	—	149,660,521	—	149,660,521
Total Tax-Exempt Instruments	—	384,900,521	—	384,900,521
Time Deposit	—	150,000,000	—	150,000,000
Total Asset	$—	$9,128,773,269	$—	$9,128,773,269

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2013, the Fund did not have any investments transfer between investment levels.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Liquid Asset Fund Inc.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

July 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kevin Klingert

Kevin Klingert

Principal Executive Officer

July 23, 2013

/s/ Francis Smith

Francis Smith

Principal Financial Officer

July 23, 2013